Accrued Expenses and Other Liabilities (Details) ¥ in Millions		1 Months Ended		12 Months Ended
		Oct. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Oct. 31, 2022 CNY (¥)
Accrued Expenses and Other Liabilities (Details) [Line Items]
Borrowings, interest expenses				$ 633,942	$ 1,013,209	$ 815,994
Long-term loan	[1]			2,667,206	$ 3,303,986
Exclusive license term		2 years	2 years
License fee		$ 1,408,471	¥ 10.0
Consideration of per month		61,792
Consideration of aggregate amount		1,482,997							¥ 10.5
Loan from the third party		$ 1,408,471							¥ 10.0
Loan amount							$ 1,379,063	¥ 10.0
Long term loan current portion				1,323,029
Long term debt non current				61,535
Long-term loan from Third party [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Long-term loan				$ 2,605,671
Exclusive license term					5 years
Minimum [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Borrowings, interest rate				3.80%
Maximum [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Borrowings, interest rate				25.55%

[1]	Long-term loan from a third party was primarily consisted of: (i) Long-term loan for the purpose of investing in Zhizhen Guorui (Note 7) in February 2022, amounted to $2,605,671 as of December 31, 2023, with free interest rate in the first three years. The loan is due in five years, and if Zhizhen Guorui declares any cash dividend to the Group, the cash dividend would become the source to repay the loan in the first priority. The Group will repay the loan on the due day. (ii) In October 2022, the Group entered into an exclusive license agreement with a third party, under which the term of exclusive license was 2 years, and the third party should pay the license fee of $1,408,471 (RMB10 million) to the Group upon the effectiveness of the agreement. Meanwhile, the same party entered into the agreement to grant the exclusive right to use these patents to the Group for 2 years at the consideration of $61,792 per month, aggregating $1,482,997 (RMB10.5 million). The patents under the agreements were pledged to the third party. The transaction was substantially loan from the third party with the patents pledged. The Group accounted for $1,408,471 (RMB10 million) as the principal of the loan from the third party, and the interests were calculated under effective interest method. In November 2022, the Group entered into another exclusive license agreement with the same party in the similar form to obtain another $1,379,063 (RMB10 million) loan, which was received in 2023. As of December 31, 2023, the Group recorded $1,323,029 as current portion, and $61,535 as non-current portion, respectively.